Derivatives - Nominal values and average hedge ratio for derivatives (Details) - d		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument		14,119,537	7,523,882
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	16,475,525	8,695,960
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	0.94%	0.87%
Interest rate risk | Less than 1 year
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	5,338,313	693,057
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	0.72%	0.88%
Interest rate risk | 1~2 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	3,023,185	1,256,392
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	0.82%	1.21%
Interest rate risk | 2~3 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	612,113	641,413
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	2.53%	1.30%
Interest rate risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	2,114,152	158,833
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	1.52%	1.00%
Interest rate risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	819,140	1,589,729
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	1.48%	1.00%
Interest rate risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[1]	4,568,622	4,356,536
Average hedge ratio	[1]	100.00%	100.00%
Average price condition	[1]	0.68%	0.66%
Exchange risk
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	7,183,908	6,264,460	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | Less than 1 year
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	2,620,663	2,328,042	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | 1~2 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	610,676	2,164,591	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | 2~3 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	1,108,785	568,991	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	1,900,980	699,433	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	942,804	480,878	[3]
Average hedge ratio	[2]	100.00%	100.00%	[3]
Exchange risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	[2]	0	22,525	[3]
Average hedge ratio	[2]	0.00%	100.00%	[3]

[1]	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
[2]	The average exchange rates of net investment hedge instruments are USD/KRW 1,198.11, JPY/KRW 10.13, EUR/KRW 1,336.97, GBP/KRW 1,484.00, AUD/KRW 812.44, CAD/KRW 948.79, SGD/KRW 859.87, CNY/KRW 190.96, SEK/KRW 125.49.
[3]	The average exchange rates of net investment hedge instruments are USD/KRW 1,143.95, JPY/KRW 10.53, EUR/KRW 1,288.52, GBP/KRW 1,484.00, AUD/KRW 817.06, CAD/KRW 868.95, SGD/KRW 859.87, CNY/KRW 174.40, SEK/KRW 124.85